Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 17, 2011	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment losses on unamortizable intangible assets		$ 1,602	$ 0	$ 0
Intellectual property assets	14,528
Intellectual property assets, useful life		3 years
Amortization expense		17,835	21,426	18,415
Intellectual Property
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 5,145